Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Cash and Due from Banks	$ 23,145,136	$ 28,822,104
Interest-Bearing Deposits	34,667,715	46,344,859
Investment Securities
Investment Securities Available for Sale, at Fair Value	354,246,904	323,657,870
Federal Home Loan Bank Stock, at Cost	3,042,900	3,010,000
Loans	765,283,855	754,283,563
Allowance for Loan Losses	(7,507,508)	(8,923,293)
Unearned Interest and Fees	(495,500)	(361,042)
	757,280,847	744,999,228
Premises and Equipment	27,639,430	27,969,260
Other Real Estate (Net of Allowance of $1,451,492 and $1,878,127 in 2017 and 2016, Respectively)	4,256,469	6,439,226
Other Intangible Assets	44,766	80,515
Other Assets	28,431,150	29,118,555
Total Assets	1,232,755,317	1,210,441,617
Deposits
Noninterest-Bearing	190,927,928	159,058,633
Interest-Bearing	877,057,477	885,297,895
	1,067,985,405	1,044,356,528
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	47,500,000	46,000,000
	71,729,000	70,229,000
Other Liabilities	2,718,249	2,468,356
Commitments and Contingencies
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 0 and 9,360 Shares Issued and Outstanding as of December 31, 2017 and 2016		9,360,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2017 and 2016	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	59,230,260	51,465,521
Accumulated Other Comprehensive Loss, Net of Tax	(6,491,949)	(5,022,140)
	90,322,663	93,387,733
Total Liabilities and Stockholders’ Equity	$ 1,232,755,317	$ 1,210,441,617